Annual Fund Operating Expenses - Invesco Diversified Dividend Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Class C
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.59%
Investor Class
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.19%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Class R
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Class Y
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.59%
Class R5
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%
Class R6
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%